Commitments and Contingencies (Summary of Future Minimum Payments under Noncancelable Operating Leases) (Details) $ in Thousands	Aug. 31, 2015 USD ($)
Operating leases
2016	$ 621
2017	606
2018	618
2019	631
2020	51
Total minimum lease payments	$ 2,527